SUPPLEMENTAL EXPENSE INFORMATION	12 Months Ended
Mar. 31, 2014
SUPPLEMENTAL EXPENSE INFORMATION

16. SUPPLEMENTAL EXPENSE INFORMATION

Supplemental expense information is as follows:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Research and development expenses	¥45,559	¥47,519	¥48,830
Advertising expenses	7,912	7,221	7,040
Shipping and handling cost included in selling, general and administrative expenses	17,203	19,636	24,643